Quarterly Report
November 30, 2019
MFS®  Low Volatility Global
Equity Fund

Portfolio of Investments
11/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 2.4%
Leidos Holdings, Inc.	10,692	$971,261
Lockheed Martin Corp.	11,843	4,630,969
		$5,602,230
Airlines – 0.5%
Malaysia Airports Holdings Berhad	546,600	$1,086,264
Apparel Manufacturers – 0.4%
Gildan Activewear, Inc.	31,856	$927,328
Automotive – 0.9%
USS Co. Ltd.	101,800	$1,973,593
Broadcasting – 0.6%
Publicis Groupe S.A.	29,370	$1,292,336
Business Services – 3.5%
Auto Trader Group PLC	172,656	$1,254,972
CGI, Inc. (a)	20,205	1,679,843
Fiserv, Inc. (a)	14,895	1,731,395
Infosys Technologies Ltd., ADR	346,135	3,402,507
		$8,068,717
Cable TV – 0.4%
Comcast Corp., “A”	20,108	$887,768
Computer Software – 2.1%
Adobe Systems, Inc. (a)	15,977	$4,945,361
Computer Software - Systems – 2.0%
Fujitsu Ltd.	11,300	$1,027,329
Hitachi Ltd.	30,700	1,206,066
NICE Systems Ltd., ADR (a)	15,016	2,274,774
		$4,508,169
Construction – 1.9%
AvalonBay Communities, Inc., REIT	14,720	$3,156,115
Rinnai Corp.	15,800	1,212,553
		$4,368,668
Consumer Products – 2.7%
Kimberly-Clark Corp.	16,060	$2,189,620
L'Oréal	3,763	1,072,492
Procter & Gamble Co.	23,948	2,923,093
		$6,185,205
Electronics – 4.1%
Kyocera Corp.	50,600	$3,442,677
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	112,797	5,988,393
		$9,431,070
Energy - Integrated – 1.3%
Eni S.p.A.	56,035	$846,617
Royal Dutch Shell PLC, “B”	72,029	2,039,710
		$2,886,327

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment – 0.4%
CTS Eventim AG	16,822	$1,026,717
Food & Beverages – 7.4%
General Mills, Inc.	56,262	$2,999,890
Mondelez International, Inc.	36,389	1,911,878
Mowi A.S.A.	92,899	2,304,956
Nestle S.A.	36,865	3,831,011
PepsiCo, Inc.	33,839	4,596,351
Toyo Suisan Kaisha Ltd.	33,600	1,448,924
		$17,093,010
Food & Drug Stores – 3.8%
Dairy Farm International Holdings Ltd.	253,900	$1,485,315
Lawson, Inc.	17,100	931,122
Seven & I Holdings Co. Ltd.	61,300	2,283,874
Tesco PLC	281,199	834,302
Wesfarmers Ltd.	108,944	3,122,234
		$8,656,847
Gaming & Lodging – 2.1%
Crown Resorts Ltd.	232,483	$2,030,117
Genting Berhad	2,081,300	2,905,299
		$4,935,416
Health Maintenance Organizations – 1.0%
Cigna Corp.	11,041	$2,207,317
Insurance – 5.4%
Beazley PLC	229,392	$1,578,359
Everest Re Group Ltd.	13,302	3,608,301
MetLife, Inc.	45,462	2,269,008
Reinsurance Group of America, Inc.	11,416	1,888,891
Samsung Fire & Marine Insurance Co. Ltd.	6,898	1,357,817
Zurich Insurance Group AG	4,687	1,838,710
		$12,541,086
Internet – 0.8%
Alphabet, Inc., “A” (a)	1,459	$1,902,667
Machinery & Tools – 0.9%
AGCO Corp.	13,740	$1,073,506
Doosan Bobcat, Inc.	34,358	910,473
		$1,983,979
Major Banks – 2.1%
Bank of Nova Scotia	18,441	$1,034,909
PNC Financial Services Group, Inc.	11,702	1,792,863
Royal Bank of Canada	25,238	2,063,207
		$4,890,979
Medical & Health Technology & Services – 0.4%
McKesson Corp.	6,086	$880,279
Medical Equipment – 3.0%
EssilorLuxottica	14,730	$2,288,154
Terumo Corp.	133,100	4,670,752
		$6,958,906

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.4%
Tokyo Gas Co. Ltd.	42,700	$1,031,658
Natural Gas - Pipeline – 0.9%
Enbridge, Inc.	57,430	$2,182,340
Other Banks & Diversified Financials – 3.1%
Credicorp Ltd.	9,259	$1,955,408
DBS Group Holdings Ltd.	47,500	876,929
Komercni Banka A.S.	36,569	1,252,298
U.S. Bancorp	51,734	3,105,592
		$7,190,227
Pharmaceuticals – 11.4%
Eli Lilly & Co.	21,062	$2,471,626
Johnson & Johnson	42,421	5,832,463
Merck & Co., Inc.	40,039	3,490,600
Novartis AG	19,577	1,802,258
Novo Nordisk A.S., “B”	54,972	3,089,799
Pfizer, Inc.	50,440	1,942,949
Roche Holding AG	24,764	7,632,265
		$26,261,960
Pollution Control – 1.7%
Waste Connections, Inc.	42,737	$3,869,835
Precious Metals & Minerals – 1.3%
Franco-Nevada Corp.	29,496	$2,901,635
Railroad & Shipping – 0.8%
Canadian National Railway Co.	19,864	$1,809,412
Real Estate – 6.8%
Grand City Properties S.A.	150,384	$3,489,180
Life Storage, Inc., REIT	15,769	1,727,021
Public Storage, Inc., REIT	6,568	1,383,746
STORE Capital Corp., REIT	142,631	5,806,508
Sun Communities, Inc., REIT	19,738	3,251,046
		$15,657,501
Restaurants – 4.0%
McDonald's Corp.	15,283	$2,972,238
Starbucks Corp.	54,425	4,649,528
U.S. Foods Holding Corp. (a)	37,896	1,507,124
		$9,128,890
Specialty Chemicals – 1.1%
Symrise AG	25,022	$2,426,976
Specialty Stores – 2.1%
ABC-MART, Inc.	71,700	$4,775,415
Telecommunications - Wireless – 3.1%
Advanced Info Service Public Co. Ltd.	192,000	$1,347,034
KDDI Corp.	128,400	3,682,313
Vodafone Group PLC	1,084,954	2,151,986
		$7,181,333

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 3.9%
HKT Trust and HKT Ltd.	1,942,000	$2,847,984
TELUS Corp.	97,312	3,673,528
Verizon Communications, Inc.	41,974	2,528,514
		$9,050,026
Tobacco – 1.2%
British American Tobacco PLC	23,767	$940,615
Japan Tobacco, Inc.	83,300	1,898,422
		$2,839,037
Utilities - Electric Power – 7.2%
American Electric Power Co., Inc.	26,682	$2,437,401
Avangrid, Inc.	30,085	1,460,326
CEZ A.S. (Czech Republic)	32,894	728,503
CLP Holdings Ltd.	315,500	3,252,515
Duke Energy Corp.	10,133	893,427
Evergy, Inc.	37,145	2,350,164
WEC Energy Group, Inc.	30,347	2,690,261
Xcel Energy, Inc.	44,809	2,755,305
		$16,567,902
Total Common Stocks		$228,114,386
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 1.73% (v)	1,843,028	$1,843,212

Other Assets, Less Liabilities – 0.1%		335,731
Net Assets – 100.0%		$230,293,329
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,843,212 and $228,114,386, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$99,822,372	$—	$—	$99,822,372
Japan	29,584,698	—	—	29,584,698
Canada	20,142,037	—	—	20,142,037
Switzerland	15,104,244	—	—	15,104,244
United Kingdom	8,799,944	—	—	8,799,944
Hong Kong	7,585,814	—	—	7,585,814
Germany	6,942,873	—	—	6,942,873
Taiwan	5,988,393	—	—	5,988,393
Australia	5,152,351	—	—	5,152,351
Other Countries	27,010,859	1,980,801	—	28,991,660
Mutual Funds	1,843,212	—	—	1,843,212
Total	$227,976,797	$1,980,801	$—	$229,957,598
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$588,609	$12,003,128	$10,748,900	$300	$75	$1,843,212
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,518	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2019, are as follows:
United States	44.2%
Japan	12.9%
Canada	8.8%
Switzerland	6.6%
United Kingdom	3.8%
Hong Kong	3.3%
Germany	3.0%
Taiwan	2.6%
Australia	2.2%
Other Countries	12.6%